Summary of Significant Accounting Policies - Additional Information (Detail) - KRW (₩)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities measured at FVTPL			₩ 0
Reclassified inventories to property plant and equipment		₩ 111,456
Impact of IFRS 16 Leases [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact of consolidated financial statements after adoption of IFRS 16		1.00%
Initial Adoption of IFRS 9 [member] | Retained earnings [member]
Disclosure of detailed information about financial instruments [Line Items]
Impact on opening balance of retained earnings	₩ 0
Mask and Mold [member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated useful lives of the assets		P2Y